RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
Amounts due from and to related parties, excluding direct financing lease balances
The Condensed Consolidated Balance Sheets include the following amounts due from and to related parties and associated companies, excluding direct financing lease balances (see Note 8: Investments in Direct Financing and Sales-Type Leases).

(in thousands of $)	June 30, 2018	December 31, 2017
Amounts due from:
Frontline	6,424	5,579
SFL Linus	—	3,559
SFL Deepwater	—	171
SFL Hercules	—	97
Seadrill	368	—
Golden Ocean	—	153
Other related parties	59	66
Total amount due from related parties	6,851	9,625
Loans to related parties - associated companies, long-term
SFL Deepwater	106,029	113,000
SFL Hercules	73,004	80,000
SFL Linus	114,677	121,000
Total loans to related parties - associated companies, long-term	293,710	314,000
Long-term receivables from related parties
Frontline	4,446	—
Total long-term receivables from related parties	4,446	—
Amounts due to:
Frontline Shipping	2,550	539
Frontline	491	147
Seatankers	145	60
Sterna Finance	1,422	—
Other related parties	—	111
Total amount due to related parties	4,608	857

Summary of leasing revenues earned from related parties
A summary of leasing revenues and repayments from Frontline Shipping, Golden Ocean and Deep Sea is as follows:

	Six months ended		Year ended
(in thousands of $)	June 30, 2018	June 30, 2017	December 31, 2017
Operating lease income	26,498	29,540	57,568
Direct financing lease interest income	5,986	9,385	16,362
Finance lease service revenue	13,428	19,827	35,010
Direct financing lease repayments	10,247	14,064	25,091
Profit share and cash sweep income	—	5,591	5,753

In addition to leasing revenues and repayments, the Company incurred the following fees with related parties:

	Six months ended		Year ended
(in thousands of $)	June 30, 2018	June 30, 2017	December 31, 2017
Frontline:
Vessel Management Fees	14,351	20,506	36,536
Newbuilding Supervision Fees	—	—	979
Commissions and Brokerage	132	112	269
Administration Services Fees	161	172	335
Golden Ocean:
Vessel Management Fees	10,136	10,136	20,440
Operating Management Fees	360	370	738
Seatankers:
Administration Services Fees	145	22	82
Office Facilities:
Seatankers Management Norway AS	55	80	105
Frontline Management AS	73	—	136
Frontline Corporate Services Ltd	61	131	173